Long-Term Debt - Additional Information (Details) $ in Millions, $ in Millions		12 Months Ended
	Oct. 29, 2021 CAD ($) tranche	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 AUD ($)	Oct. 08, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Number of tranches | tranche	2
Additional revolving credit facilities amount	$ 600,000,000.0
Credit facility average interest rate		2.15%	2.55%
Letter of credit outstanding		$ 5,800,000	$ 8,800,000
Letter of credit issued and outstanding in addition		76,500,000	66,200,000
Expire before 2022
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		63,700,000	53,800,000
Open-ended terms
Disclosure of detailed information about borrowings [line items]
Letter of credit issued and outstanding in addition		12,800,000	12,400,000
Senior unsecured notes
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 300,000,000.0
Borrowings, interest rate								2.048%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount	800,000,000.0				$ 800.0
Amount available under the facility		243,700,000	786,500,000
Revolving credit facility | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Payable amount		403,000,000.0	0
Revolving credit facility | US Dollars
Disclosure of detailed information about borrowings [line items]
Payable amount		140,300,000		$ 111.0		$ 0.0
Term loan
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount	310,000,000.0
Term Loan Tranche A | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable	150,000,000.0
Term Loan Tranche B | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Revolving credit facility payable	$ 160,000,000.0
Letter of credit
Disclosure of detailed information about borrowings [line items]
Revolving credit facilities amount		100,000,000.0
Notes payable
Disclosure of detailed information about borrowings [line items]
Aggregate maturity value of notes		65,300,000	69,800,000
Notes payable | Canadian Dollars
Disclosure of detailed information about borrowings [line items]
Aggregate maturity value of notes		3,200,000	8,500,000
Notes payable | US Dollars
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		2,700,000	5,700,000	$ 2.1		$ 4.5
Notes payable | Australian Dollar
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		55,400,000	38,400,000		$ 60.3		$ 39.2
Notes payable | Other Foreign Currencies
Disclosure of detailed information about borrowings [line items]
Carrying amount of notes payable		$ 4,000,000.0	$ 17,200,000
Notes payable | Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.50%	2.40%	1.50%	1.50%	2.40%	2.40%
Software financing obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.69%	4.18%	4.69%	4.69%	4.18%	4.18%
Software additions acquired through software financing obligations		$ 44,400,000	$ 400,000
Surety facilities
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		65,500,000	155,100,000	$ 51.8		$ 121.8
Surety facilities expiring before September 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued under surety facilities		$ 10,100,000	$ 12,000,000.0